Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of basic and diluted net loss per common share
	Three Months Ended September 30, 2021		Nine Months Ended September 30, 2021		For the Period From September 15, 2020 (Inception) Through September 30, 2020
	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income per common share
Numerator:
Allocation of net loss, as adjusted	$(3,910,762)	$(977,682)	$(1,090,159)	$(282,490)	$—	$(1,000)
Denominator:
Basic and diluted weighted average common shares outstanding	23,000,000	5,750,000	22,073,260	5,719,780	—	5,000,000
Basic and diluted net loss per common share	$(0.17)	$(0.17)	$(0.05)	$(0.05)	$—	$(0.00)

Manscaped Holdings, LLC [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of total revenue by geographic location
	Nine Months Ended September 30,
	2021	2020
United States	$168,030	$123,629
International	44,271	14,484
Total revenue	$212,301	$138,113

	Years Ended December 31,
	2020	2019
United States	$182,188	$64,917
International	28,471	131
Total revenue	$210,659	$65,048

Schedule of revenue disaggregation
	Nine Months Ended September 30,
	2021	2020
Direct-to-Consumer	$139,664	$101,152
Marketplace	45,394	23,981
Retail	27,243	12,980
	$212,301	$138,113

	Years ended December 31,
	2020	2019
Direct-to-Consumer	$152,682	$49,420
Marketplace	38,762	13,477
Retail	19,215	2,151
	$210,659	$65,048